Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 37,547	$ 32,533
Securities (note 3):
Available-for-sale, at fair value	18,780	22,048
Held-to-maturity, at amortized cost	5,989	4,469
Federal Reserve Bank stock, at cost (note 1(c))	137	135
Federal Home Loan Bank stock, at cost (note 1(c))	528	579
Loans, net (notes 4, 9 and 11)	267,123	265,030
Bank premises and equipment, net (note 5)	6,537	6,932
Accrued interest receivable	1,009	1,077
Prepaid FDIC Insurance	991	1,376
Goodwill	539	539
Other assets (notes 7 and 8)	3,304	2,395
Total assets	342,484	337,113
Liabilities and Stockholders' Equity
Demand	33,432	31,184
Savings and NOW accounts	132,501	117,944
Time	144,460	157,826
Total deposits	310,393	306,954
Note payable under line of credit (note 1 (d))	2,000	2,000
Accrued interest payable	419	500
Other liabilities (note 7)	2,725	1,177
Total liabilities	315,537	310,631
Stockholders' equity (notes 7, 12 and 15):
Common stock, $3 par value. Authorized 3,000,000 shares, issued and outstanding 1,496,589 shares in 2011 and 1,495,589 shares in 2010	4,473	4,462
Capital surplus	923	850
Retained earnings	22,981	21,918
Accumulated other comprehensive loss, net	(1,430)	(748)
Total stockholders' equity	26,947	26,482
Commitments, contingencies and other matters (notes 9, 10 and 12)
Total liabilities and stockholders' equity	$ 342,484	$ 337,113